Income Taxes - Changes in Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net deferred tax liabilities at January 1	$ 1,402	$ 2,141
Change in temporary differences	(307)	(350)
Translation differences	(218)	(389)	$ 168
Elimination of deferred tax not transferred to the partnership	0	0
Changes in temporary differences after the IPO date	0	0
Net deferred tax liabilities at December 31	$ 877	$ 1,402	$ 2,141